   As filed with the Securities and Exchange Commission on October 4, 2002
                      File Nos. ___________ and ___________


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No. ____ [ ]
                      Post-Effective Amendment No. ___ [ ]
                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                             Amendment No. ____ [ ]

                              Allmerica Prime Trust
                              ---------------------
                              (Name of Registrant)

                               440 Lincoln Street
                         WORCESTER, MASSACHUSETTS 01653
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (508) 855-1000

                  (Names and Addresses of Agents for Service:)

       George M. Boyd, Esq.               Gregory D. Sheehan, Esq.
       Allmerica Financial                Ropes & Gray
       440 Lincoln Street                 One International Place
       Worcester, MA 01653                Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: as soon as practicable after the
------------------------------------------------------------------------------
effective date of this Registration Statement
---------------------------------------------

It is proposed that this filing will become effective:

____    Merrimac Master Portfolio has also executed this Registration Statement

        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Allmerica Prime Fund


                                                                    Prospectus
                                                                 January 1, 2003

This Prospectus describes the Allmerica Prime Fund, a money market fund and currently the only series of the Allmerica Prime Trust.

This Prospectus explains what you should know about the Fund. Please read it carefully before you invest.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

                                                       Allmerica Prime Trust
                                                        440 Lincoln Street
                                                  Worcester, Massachusetts 01653
                                                          1-800-828-0540

                                Table of Contents

FUND SUMMARY ....................................................        3

        Objective, Strategies and Risks. ........................        4

EXPENSE SUMMARY. ................................................        5

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS. ......................        6

OTHER INVESTMENT STRATEGIES. ....................................        7

MANAGEMENT OF THE FUND. .........................................        8

PRICING OF FUND SHARES ..........................................        9

SHAREHOLDER INFORMATION. ........................................        9

DISTRIBUTION FEES ...............................................        9

DISTRIBUTIONS AND TAXES. ........................................       10

APPENDIX ........................................................       11


                                    LEGEND

[Performance                [GRAPHIC APPEARS HERE]]

Investment Objective        [GRAPHIC APPEARS HERE]

Management of Fund          [GRAPHIC APPEARS HERE]

Risk                        [GRAPHIC APPEARS HERE]

Investment Strategies       [GRAPHIC APPEARS HERE]


                                                           ____________________
2                                                          Allmerica Prime Fund

                                  Fund Summary

This Prospectus describes the Allmerica Prime Fund (the "Fund") which is a money market fund and currently is the only series of the Allmerica Prime Trust (the "Trust").

Traditional mutual funds directly acquire and manage their own portfolio securities. The Fund is organized in a "master-feeder" structure, under which the Fund invests substantially all of its assets in a separate mutual fund, the Merrimac Prime Portfolio (the "Portfolio") a series of the Merrimac Master Portfolio. The Fund and the Portfolio have substantially the same investment objective, strategies and investment policies. The investment manager of the Fund is Allmerica Asset Management, Inc. ("AAM") which is responsible for managing the Fund's daily business and for the management of the investments of the Fund. The Portfolio has retained Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser and the Adviser has retained AAM as sub-adviser of the Portfolio. See "Management of the Fund" for more information about AAM and the Adviser.

The following summary describes the Fund's investment objective and principal strategies and identifies the principal investment risks of investing in the Fund. Note that any percentage limitations listed under the Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks".

___________________________
Allmerica Prime Fund                                                          3

Objective, Strategies and Risks

                              Allmerica Prime Fund

[GRAPHIC APPEARS HERE]     Investment Manager: Allmerica Asset Management, Inc.
                           ("AAM")

[GRAPHIC APPEARS HERE]     Investment Objective: The Fund seeks to achieve a
                           high level of current income consistent with preserving principal and liquidity.

[GRAPHIC APPEARS HERE]     Principal Investment  Strategies:  The Fund seeks to
                           achieve its objective by investing substantially all of its assets the Portfolio. The Portfolio's assets will be invested in high quality, U.S.
                           dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S.
                           Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations.

                           The Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors and it is possible for investors to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           The Fund expects to receive ratings of Aaa by Moody's Investors Services and AAA by Standard & Poor's Rating service. For a description of the ratings used by the rating agencies, see the Appendix to the Statement of Additional Information.

[GRAPHIC APPEARS HERE]     Principal Risks:

                           .  Company Risk
                           .  Credit Risk
                           .  Interest Rate Risk
                           .  Investment Management Risk
                           .  Market Risk

See "Description of Principal Investment Risks."

                                                            ____________________
4                                                           Allmerica Prime Fund

                                 Expense Summary

Expenses are one of several factors to consider when investing in the Fund. Expenses shown are based on expenses that will be incurred in respect of shares of the Fund for the 2003 fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $10,000 investment in the Fund over specified periods.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in the Fund.

                                                      Annual Fund Operating Expenses
                          Shareholder              (expenses deducted from Fund assets)       Total Annual
                             Fees                                                                 Fund
                      (fees paid directly        Management       Distribution      Other      Operating
                     from your investment)          Fees          (12b-1) Fees*   Expenses      Expenses
                     ---------------------          ----          -------------   --------      --------
Allmerica Prime Fund          None                  0.17%             0.25%       0.25%/(1)/    0.67%/(2)/

* The Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan") that permits the Fund to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of 0.25% of the Fund's average daily net assets.

(1) "Other Expenses" are based on estimated amounts for the Fund's current fiscal year. "Other Expenses" include service fees paid under the Fund's Shareholder Services Plan. Such fees are paid to qualified recipients who have agreed to provide personal services to shareholders and maintain their accounts. Such fees are paid at an annual rate of 0.10% of the Fund's average daily net assets.

(2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 Year                3 Years
                                    ------                -------

                                     $ 69                 $ 215


________________________
Allmerica Prime Fund                                                           5

               [GRAPHIC] Description of Principal Investment Risks

The following is a summary of the principal risks of investing in the Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to the Fund are identified under "Fund Summary." There are also many factors that could cause the value of your investment in the Fund to decline which are not described here. It is important to remember that there is no guarantee that the Fund will achieve its investment objective, and an investor in the Fund could lose money.

Company Risk

Fixed income investments in a company often fluctuate based on:

     .    the firm's actual and anticipated earnings,

     . changes in management, product offerings and overall financial strength and

     .    the potential for takeovers and acquisitions.

This is due to the fact that prices of securities react to the fiscal and business conditions of the company that issued the securities. Factors affecting a company's particular industry, such as increased production costs, also may affect the value of its securities.

Credit Risk

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower rated securities have higher levels of credit risk. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.

Interest Rate Risk

When interest rates rise, the price of fixed income securities in a Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

Investment Management Risk

Investment management risk is the risk that the Fund does not achieve its investment objective, even though AAM uses various investment strategies and techniques.

Market Risk

This is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.


                                                      __________________________
6                                                     Allmerica Prime Fund

                      [GRAPHIC] Other Investment Strategies

The Summary on page 3 describes the investment objective and the principal investment strategies and risks of the Fund. Because the Fund invests substantially all of its assets in the Portfolio, the Fund and Portfolio are used interchangeably. The Portfolio may at times use the following investment strategies. Attached as an Appendix is a chart with a listing of various investment techniques and strategies that AAM may utilize. The Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. The investment objective and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.

Lending of Securities. To realize additional income, the Portfolio may lend portfolio securities to broker-dealer or financial institutions in an amount up to 33-1/3% of the Portfolio's total assets. While any such loan is outstanding, the Portfolio will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. The Portfolio will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.

Restricted Securities. The Portfolio may purchase securities that are not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". The Portfolio will not invest more than 10% of its net assets in restricted securities (and securities deemed to be illiquid). This limit does not apply if it is determined that the restricted securities are liquid. Guidelines have been adopted to determine and monitor the liquidity of restricted securities. This investment practice could increase the level of illiquidity in the Portfolio if buyers lose interest in restricted securities. As a result, the Portfolio might not be able to sell these securities when AAM wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.

__________________________
Allmerica Prime Fund                                                           7

                        [GRAPHIC] Management of the Fund

Adviser to the Fund

The Trust is governed by a Board of Trustees. Allmerica Asset Management, Inc. ("AAM") is the investment manager of the Fund responsible for managing the Fund's day-to-day business affairs. AAM is located at 440 Lincoln Street, Worcester, MA 01653, was incorporated in 1993 and as of June 30, 2002 had $18.9 billion in assets under management. AAM serves as an investment adviser to investment companies, affiliated insurance company accounts and other institutional investors and is a direct wholly-owned subsidiary of Allmerica Financial Corporation.

Although AAM has been retained as the Fund's investment manager under a Management Agreement whereby AAM is compensated at an annual rate of 0.17% of the Fund's average daily nets assets, AAM has contractually agreed to waive such compensation for so long as the Fund is organized in a "master-feeder" structure whereby it invests all of its assets in a master portfolio. The Trustees retain the right to withdraw the Fund's assets from any master portfolio. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should utilize AAM as the investment adviser, have a different adviser, invest in another master portfolio or take other actions. In the event that the Trustees choose to withdraw the Fund's assets from a master portfolio, a shareholder vote will not be required to appoint AAM as the investment adviser.

Adviser to the Portfolio

The Portfolio has retained Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser and the Adviser has retained AAM as sub-adviser of the Portfolio. The Portfolio pays the Adviser a fee computed at an annual rate of 0.17% of average daily net assets of the Portfolio and AAM receives a fee from the Adviser computed at an annual rate based on the average daily net assets of the Portfolio as follows:

                    Assets                                    Rate

              First $500 Million ............................ 0.09%
              Next  $500 Million ............................ 0.07%
              Over  $1 Billion.. ............................ 0.06%

The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser which as of __________, 2002, had $_______ billion in assets under management, began acting as an investment adviser on November 21, 1996.

AAM manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by the Portfolio's Board of Trustees and the Adviser. The portfolio manager for the Fund and Portfolio is John C. Donohue, Vice President of AAM. Mr. Donohue was a portfolio manager at CS First Boston Investment Management prior to joining AAM in 1995.


                                                      __________________________
8                                                     Allmerica Prime Fund

                             Pricing of Fund Shares

The Fund sells and redeems its shares at a price equal to its net asset value ("NAV") without paying any sales or redemption charges. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the NYSE is open - normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Fund does not accept orders or compute its NAV on days when the Exchange is closed.

To the extent that the Fund's assets are traded in other markets on days when the NYSE is closed, the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

The Fund's assets are valued on the basis of amortized cost.

Shareholder Information

Fund shares are sold exclusively through "sweep accounts" established with the Distributor, Allmerica Investments, Inc. The Fund's shares are offered on a continuous basis. Shares of the Fund may be purchased only in those states where they may be lawfully sold. Shares are sold without a sales charge at the NAV per share next computed after the purchase order is received in good order and payment for shares is received by the Fund. The Fund may refuse purchase orders or stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

For General Information

Call _______________ at _______________.



Opening an Account and Share Purchases

To open a new share account with the Fund, you must send a properly completed application to ___________. The Fund will not honor redemption of shares purchased until a properly completed application has been received by ___________. Investments may be in any amount. The Distributor offers an arrangement whereby its customers may invest in shares of the Fund by establishing a "sweep account". A sweep account connects a ____________ account with an account with the Fund. Investments through a sweep account are governed by terms and conditions which are set forth in the agreement used to establish the account. You should review this agreement before investing in the Fund through a sweep account.

Redemptions

Fund shares may be redeemed on any business day no fee is charged by the Fund on redemption. Redemptions are processed in accordance with the sweep account services offered by Distributor. For more information see your sweep account agreement. Redemption payments typically are made within one day, and, in any event no more than seven days, after the Fund receives a redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission. Shares will be redeemed at the NAV next determined after The Fund has received a proper notice of redemption.

Distribution Fees

The Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan") that permits the Fund to pay marketing and other fees to support the sale and distribution of the Fund shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Service Fees

The Fund is authorized under its Shareholder Services Plan to pay service fees to certain qualified recipients who have agreed to provide personal services to shareholders and maintain their accounts. Such fees are paid at an annual rate of 0.10% of the Fund's average daily net assets. Under the plan, a recipient may pass on a portion of the fees it is paid to other financial institutions or service organizations that also render assistance in servicing shareholders and maintaining their accounts.

_______________________
Allmerica Prime Fund                                                           9

                             Distributions and Taxes

Distributions

The Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Fund shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the Trustees of the Trust. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by submitting a written request to the Fund prior to the record date of any such dividend or distribution.

Taxes

For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions of gains from investment that the Fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax.

You should consult your tax adviser for more information on your own tax situation, including possible foreign, state and local taxes.

Master Feeder Structure

The Fund is a "feeder" fund that invests exclusively in a corresponding "master" Portfolio with substantially identical investment objectives, strategies and policies. The master Portfolio may accept investment from multiple feeder funds. Certain actions involving other feeder funds, such as substantial withdrawal could affect the master Portfolio and the Fund. Each feeder fund bears the master Portfolio's expenses in proportion to the amount of assets it invests in the master Portfolio. Each feeder fund may have different sales charges and expenses (which may affect performance). Shareholders may obtain information concerning other feeder funds. [add telephone number of other feeder funds].

Under the master feeder structure, the Fund's Trustees retain the right to withdraw the Fund's assets from the master Portfolio if they believe doing so would be in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should utilize AAM as the investment adviser, hire a different investment adviser, invest in another master portfolio, or take other action.

In addition, the master Portfolio's trustees could approve a change in investment objectives without submitting the issue to a vote of the feeder fund shareholders and that, if submitted to feeder fund shareholders, such a change could be approved even though the shareholders of one feeder fund voted against the change. Should such a situation arise, the feeder fund would have two options: shareholders could approve changing the feeder fund's objectives to correspond to the new objectives of the master Portfolio or the feeder fund's trustees could determine to redeem the feeder fund's shares in the master Portfolio, and look for a new master portfolio or hire its own investment adviser.

                                                          ______________________
10                                                        Allmerica Prime Fund

[GRAPHIC]                          APPENDIX

Investment Techniques and Strategies

In managing the Portfolio, AAM may make use of the following investment techniques and strategies:

INVESTMENT TECHNIQUE/STRATEGY

Asset-Backed Securities
Bank Securities
Cash, Cash Equivalents
Corporate Obligations
Euro Dollar and Yankee Dollar Investments

Money Market Securities
Repurchase Agreements Restricted Securities
Securities Lending

U.S. Government Securities
Variable and Floating Rate Instruments
When-Issued Securities
Zero Coupon and Deferred Payment Securities

_______________________
Allmerica Prime Fund                                                          11

                       THIS PAGE LEFT BLANK INTENTIONALLY.

                                                          ______________________
12                                                        Allmerica Prime Fund

                              Allmerica Prime Trust

The Trust's Statement of Additional Information ("SAI") includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, which means it is a part of this prospectus for legal purposes. You may get a free copy of the SAI, request other information about the Fund or make shareholder inquiries by calling 1-800-828-0540.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-800-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: public info@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-21214.

                           ALLMERICA INVESTMENT TRUST

               440 Lincoln Street, Worcester, Massachusetts 01653
                                [1-800-828-0540]

                              ALLMERICA PRIME TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                             (ALLMERICA PRIME FUND)

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS OF (ALLMERICA PRIME TRUST) DATED ______________. A FREE COPY OF THE APPLICABLE PROSPECTUS MAY BE OBTAINED FROM ALLMERICA PRIME TRUST (THE "TRUST"), 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, (508) 855-1000.

Annual and Semi-Annual reports to Shareholders can be obtained when available, without charge, upon request, by calling the following toll free number:
1-800-828-0540.

                             DATED: January 1, 2003

                                TABLE OF CONTENTS

       TRUST HISTORY .....................................................     3

       DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS .............     3
            INVESTMENT STRATEGIES AND TECHNIQUES .........................     4
            INVESTMENT RESTRICTIONS AND POLICIES .........................     8

       MANAGEMENT OF THE TRUST ...........................................     9

       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ...............    14

       INVESTMENT MANAGEMENT AND OTHER SERVICES ..........................    15

       BROKERAGE ALLOCATION AND OTHER PRACTICES ..........................    20

       CAPITAL STOCK AND OTHER SECURITIES ................................    20

       PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED ......    21

       TAXATION OF THE FUND ..............................................    22

       UNDERWRITERS ......................................................    22

       CALCULATION OF PERFORMANCE DATA ...................................    22

       FINANCIAL STATEMENTS ..............................................    24

                                  TRUST HISTORY

The Trust is a diversified open-end, investment company. The Trust is a Massachusetts business trust established on ______, 2002. It currently is comprised of one fund: the Allmerica Prime Fund (the "Fund"), a money market fund. The Trustees may create additional funds in the future. The investment manager of the Fund and Sub-Adviser of the Portfolio is Allmerica Asset Management, Inc. ("AAM").

                             DESCRIPTION OF THE FUND
                          AND ITS INVESTMENTS AND RISKS

Master/Feeder Structure

The Fund is organized as a "master-feeder" structure under which the Fund invests substantially all of its assets in a master portfolio, the Merrimac Prime Portfolio (the "Portfolio"), a series of the Merrimac Master Portfolio. The Portfolio has the same investment objective and restrictions as the Fund. Because the Fund invests substantially all of its assets in the Portfolio, the description of the Fund's investment policies, techniques, specific investments and related risks that follows also applies to the Portfolio. The Fund is sometimes referred to in this SAI as a feeder fund.

In addition to the feeder fund, other feeder funds may invest in the Portfolio, and information about the other feeder funds is available by calling 1-888-637-7622. The other feeder funds invest in the Portfolio on the same terms as the Fund and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Fund, which may produce different investment results.

There are certain risks associated with the investment in a master-feeder structure. Large scale redemptions by other feeder funds in the Portfolio may reduce the diversification of the Portfolio's investments, reduce economies of scale and increase the Portfolio's operating expenses. Certain policies of the Portfolio which are non-fundamental may be changed by vote of a majority of the Trustees of the Merrimac Master Portfolio without interestholder approval. If the Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Portfolio. The Fund may also, at any time, withdraw its investment in the Portfolio if the Fund's Board of Trustees (the "Board") determines that such action is in the best interests of the Fund and its shareholders. Upon any such withdrawal, AAM, under the general supervision of the Board, would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or for AAM or another investment adviser to assume active management of the Fund's assets. Because AAM has already been appointed as investment manager of the Fund under the Management Agreement, a shareholder vote would not be required in order for AAM to perform these services.

The investment objective and other fundamental policies of the Portfolio cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Portfolio's outstanding interests. Whenever the Fund, as an interestholder of the Portfolio, is requested to vote on any matter submitted to interestholders of the Portfolio, the Fund will vote its shares in the Portfolio in the same proportion as votes the Portfolio receives from other feeder funds.

Additional Information about the Fund

For a description of the Fund's principal investment strategies and risks, types of investments the Fund may acquire and certain investment techniques it may utilize, see "Principal Investment Strategies and Risks" and "Other Investment Strategies" in the Prospectus for the Fund. Following are descriptions of additional Fund strategies, policies and restrictions. Note that any percentage limitations listed under the Fund below apply at the time of investment.

The money market instruments in which the Portfolio invest include short-term U.S. Government securities (defined below), commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements.

The Portfolio may invest in dollar-denominated obligations of foreign branches of U.S. banks ("Euro dollars") and U.S. branches of foreign banks (if such U.S. branches are subject to state banking requirements and Federal reserve reporting requirements) which at the date of the investment have deposits of at least $1 billion as of their most recently published financial statements.

Maturity and Duration. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration the Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemptions by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

The Portfolio has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, each Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits each Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions.

The Portfolio will not purchase any security unless (i) the security has received the highest or second highest quality rating by at least two NRSROs or by one NRSRO if only one has rated the security, or (ii) the security is unrated and in the opinion of AAM, in accordance with guidelines adopted by the Trustees, is of a quality comparable to one of the two highest ratings of an NRSRO. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, but the Trustees will evaluate whether the security continues to present minimal credit risks.

                              Investment Strategies

In managing the portfolio of investments, AAM may make use of the following investment strategies and techniques:

Asset-Backed Securities

The Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, frequently a pool of assets similar to one another. Assets generating such payments include instruments such as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed for certain amounts and time periods by a letter of credit issued by a financial institution unaffiliated with the issuer of the securities. The estimated life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in asset-backed securities. The Fund will not invest more than 20% of its total assets in asset-backed securities.

Banker's Acceptances

The Fund may invest in bankers' acceptances, which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit

The Fund also may invest in certificates of deposit ("CDs"), which are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and thrift institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

Extendible Commercial Notes ("ECNs")

The Fund may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date

(the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizeable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

Forward Commitments

The Fund may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Fund does do so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund generally will enter into forward commitments with the intention of acquiring securities, it may dispose of a commitment prior to settlement if AAM deems it appropriate to do so. The Fund may realize short-term gains or losses upon the sale of forward commitments. AAM will monitor the creditworthiness of the parties to such forward commitments.

Foreign Securities

The Fund may invest only in U.S. dollar denominated foreign securities. Accordingly, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund, depending on the extent of the Fund's foreign investments. Securities of foreign issuers, particularly non- governmental issuers, involve risks which are not associated ordinarily with investing in domestic issuers. These risks include changes in currency exchange rates and currency exchange control regulations. In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the United States, including the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign markets, the possibility of expropriation, the possibility of heavy taxation, the impact of political, social or diplomatic developments, limitations on the removal of funds or other assets of a Fund, difficulties in evoking legal process abroad and enforcing contractual obligations, and the difficulty of assessing economic trends in foreign countries. Some foreign securities exchanges may not be as developed or efficient as those in the United States and securities traded on foreign securities exchanges generally are subject to greater price volatility. There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation and limitations on the removal of funds or other assets.

Funding Agreements

The Fund may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Investment Companies

The Fund may invest in the securities of other investment companies to the extent allowed by law. Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exception, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

Repurchase Agreements

The Fund may invest in repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires money market instruments (generally U.S. Government Securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an interest rate effective for the period the instruments are held by the Fund and is unrelated to the interest rate on the instruments. The instruments acquired by the Fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Fund until they are repurchased. The Board of Trustees of the Fund Trust will monitor the standards that the investment adviser or sub-adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with a Fund.

The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by the Fund at a time when their market value has declined, the Fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by the Fund are collateral for a loan by the Fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

Restricted Securities

The Fund may invest up to 10% of its net assets in restricted securities (and securities deemed to be illiquid) unless the Fund's Board of Trustees determines that such restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to AAM the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be responsible ultimately for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board will monitor carefully the Fund's investments in securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Because market quotations are less readily available, judgment at times may play a greater role in valuing these securities than in the case of unrestricted securities.

Reverse Repurchase Agreements

The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell the securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund will enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to provide cash to satisfy redemption requests. At the time the Fund enters into a reverse repurchase agreement, it would place in a segregated custodial account, assets such as cash or liquid securities, consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the counterparty may default at a time when the market value of securities sold by each Fund have increased in value. Reverse repurchase agreements are considered by the SEC to be borrowings by the Fund under the 1940 Act.

Securities Lending

The Fund may lend up 33-1/3% of its Fund of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Fund at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Fund or the borrower at any time and are, therefore, not considered to be illiquid investments.

Short-Term Trading

Although the Fund usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, they may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. The Fund also may sell Fund securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, the Fund may have to sell a portion of its investment Fund at a time when it may be disadvantageous to do so. However, the Fund believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such Fund sales during these periods.

Time Deposits

The Fund may invest in time deposits ("TDs"), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a TD earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

U.S. Government Securities

The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United Stated, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association ("FNMA").

"When-Issued" and "Delayed Delivery" Securities

The Fund may invest in securities purchased on a "when-issued" or "delayed delivery" basis. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that the Fund enters into the commitment, but interest will not accrue to the Fund until delivery of and payment for the securities. Although the Fund will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, such Fund may sell the securities before the settlement date if deemed advisable by their investment adviser or sub-adviser. The Fund may, with respect to up to 25% of their total assets, enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

Unless the Fund has entered into an offsetting agreement to sell the securities purchased on a "when-issued" or "forward commitment" basis, cash or liquid obligations with a market value equal to the amount of the Fund's commitment will be segregated with the Fund's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Fund's commitment.

Securities purchased on a "when-issued" and the "delayed delivery" basis may have market value on delivery which is less than the amount paid by the Fund. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued," "delayed delivery" and "forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will decline in value when interest rates rise.

                      Investment Restrictions and Policies

The Fund and the Portfolio have adopted the following fundamental policies. The Fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of the Fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of

(i) 67% or more of the voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund or Portfolio.

As a matter of fundamental policy, the Fund and the Portfolio may not:

     (1) purchase any securities that would cause more than 25% of the total assets of the Fund or the Portfolio at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Securities; bank obligations; repurchase agreements collateralized by any of such obligations as applicable; and provided that the Fund may invest all of its assets in a diversified open-end management investment company, or series thereof, with substantially the same investment objective, policies, and restrictions as the Fund, without regard for the limitations set forth in this paragraph (1);

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33-1/3% of the current value of the Fund's or Portfolio's respective assets taken at market value, less liabilities, other than borrowings;

     (3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

     (4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that the Fund and the Portfolio may lend their portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's or Portfolio's respective total assets;

     (5) engage in the business of underwriting the securities issued by others, except to the extent that the Fund and the Portfolio may engage in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition and provided further that the purchase by the Fund of securities issued by a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph (5);

     (6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act; and

     (7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that the Fund or the Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon.

If any percentage restriction described above for the Fund or the Portfolio is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the net assets of the Fund or the Portfolio will not constitute a violation of the restriction. The Fund may invest all of its investable assets without limitation in the Portfolio.

                             MANAGEMENT OF THE TRUST

The Trust is managed by a Board of Trustees. The Trustees have overall responsibility for implementation of the investment policies and operations of the Fund of the Trust. The Board of Trustees of the Trust holds regular quarterly meetings and at other times on an as needed basis. The affairs of the Trust are conducted in accordance with the Bylaws adopted by the Trustees and the applicable laws of the Commonwealth of Massachusetts, the state in which the Trust is organized. The following tables provide biographical information about each of the Trustees, including both the Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, and those Trustees who are not "interested persons" of the Trust. The tables also provide information about the officers of the Trust.

                                              DISINTERESTED TRUSTEES


                                                                 Term of Office
                                                                 --------------
   Name, Address                 Position(s) Held                and Length of       Principal Occupation(s)
   -------------                 ----------------                -------------       -----------------------
     and Age                      with Trust (1)                 Time Served         During Past 5 Years(1)
     -------                      --------------                 -----------         ----------------------
P. Kevin Condron (57)         Trustee, Member of the             1 Year Term         President and Chief Executive
The Granite Group             Audit Committee and                                    Officer, The Granite Group
12 E. Worcester Street        Fund Operations                    Served Since        (wholesale plumbing and
Worcester,                    Committee                              2003            heating), 1998-present;
Massachusetts                 President, Central Supply Co.,
                              1983-1997.

Jocelyn S. Davis (49)         Trustee, Member of the             1 Year Term         Beers & Cutler (professional
Beers & Cutler                Audit Committee and                                    services), 2001-present; Chief
1300 19/th/ Street, NW        Fund Operations                    Served Since        Financial Officer, AARP
Washington, DC                Committee                              2003            (non-profit), 1996-2001.

Cynthia A. Hargadon (47)      Trustee, Member of the             1 Year Term         President, Potomac  Asset Mgt.
1880 Virginia Avenue          Fund Operations                                        Inc., 2000-present; Director of
McLean, VA                    Committee, Investment              Served Since        Investments, National
                              Operations Committee                   2003            Automobile Dealers Association,
                              and Governance Committee                               1999-2000; President, Stable
                                                                                     Value Investment Association
                                                                                     (investment trade group),
                                                                                     1996-1999.

T. Britton Harris, IV         Trustee, Member of the             1 Year Term         President, Verizon Investment
(44)                          Investment Operations                                  Management Corporation,
695 Main Street -             Committee and                      Served Since        1990-present.
Suite 600                     Governance Committee                   2003
Stamford, CT

Gordon Holmes (64)            Trustee, Chairman of               1 Year Term         Certified Public Accountant;
75 Clarendon Street           the Audit Committee and                                Retired Partner, Tofias & Co.,
Boston, MA                    Member of the Fund                 Served Since        P.C. (Accountants) 1976 -
                              Operations Committee                   2003            1996. Lecturer at Bentley
                                                                                     College, 1998-present; Lecturer
                                                                                     at Boston University, 1997-1998;

Attiat F. Ott (67)            Trustee, Chairman of               1 Year Term         Professor of Economics and
262 Salisbury Street          the Fund Operations                                    Director of the Institute for
Worcester, MA                 Committee and Member of            Served Since        Economic Studies, Clark University.
                              the Audit Committee                    2003

Ranne P. Warner (57)          Trustee, Chairman of               1 Year Term         President, Centros Properties,
Centros Properties USA,       the Governance                                         USA; Owner, Ranne P. Warner and
Inc.                          Committee, Member of               Served Since        Company.
176 Federal Street, 6/th/     the Fund Operations                    2003
Floor                         Committee and
Boston, MA                    Investment Operations
                              Committee

                                Number of
                                ---------
                              Portfolios in
                              -------------
                                  Fund
                                  ----
                                 Complex             Other
                                 -------             -----
   Name, Address               Overseen by       Directorships
   -------------               -----------       -------------
     and Age                     Trustee        Held by Trustee
     -------                     -------        ---------------
P. Kevin Condron (57)               16          Director, Banknorth
The Granite Group                               Group.
12 E. Worcester Street
Worcester,
Massachusetts


Jocelyn S. Davis (49)               16          None
Beers & Cutler
1300 19/th/ Street, NW
Washington, DC


Cynthia A. Hargadon (47)            16          Director, Wilshire
1880 Virginia Avenue                            Target Funds,
McLean, VA                                      2001-present.*






T. Britton Harris, IV               16          None
(44)
695 Main Street -
Suite 600
Stamford, CT

Gordon Holmes (64)                  16          None
75 Clarendon Street
Boston, MA




Attiat F. Ott (67)                  16          None
262 Salisbury Street
Worcester, MA


Ranne P. Warner (57)                16          Director, Wainwright
Centros Properties USA,                         Bank & Trust Co.
Inc.                                            (commercial bank);
176 Federal Street, 6/th/
Floor
Boston, MA

* The number of funds overseen by Ms. Hargadon at Wilshire Target Funds is five (5).

                          INTERESTED TRUSTEES, OFFICERS

Paul T. Kane (46)       Assistant Vice           1 Year Term    Assistant Vice President, First    N/A     None
440 Lincoln Street      President and Treasurer                 Allmerica since June 1999, Vice
Worcester, MA           (Principal Accounting    Served Since   President/Treasurer of Tax &
                        and Principal Financial    2003         Financial Services, BISYS Fund
                        Officer)                                Services, 1997 - 1999; Director
                                                                of Shareholder Reporting,
                                                                Fidelity Investments, 1992 - 1997

John P. Kavanaugh (48)  Trustee and Vice         1 Year Term    President, Allmerica Asset         16      None
440 Lincoln Street      President,                              Management, Inc. ("AAM"); Vice
Worcester, MA           Chairman of the          Served Since   President, Director, Chief
                        Investment                 2003         Investment Officer, First
                        Operations Committee                    Allmerica Financial Life
                                                                Insurance Company ("First
                                                                Allmerica") and Allmerica
                                                                Financial Life Insurance and
                                                                Annuity Company "Allmerica
                                                                Financial Life").

John F. O'Brien (59)    Trustee and Chairman of  1 Year Term    President, Chief Executive         16      Director, ABIOMED,
440 Lincoln Street      the Board                               Officer and Director, First                Inc. (medical devices);
Worcester, MA                                    Served Since   Allmerica; Director and                    Director, Cabot
                                                   2003         Chairman of the Board,                     Corporation (specialty
                                                                Allmerica Financial Life.                  chemicals); Director, TJX
                                                                                                           Companies, Inc. (retail).


Richard M. Reilly (64)  Trustee and President,   1 Year Term    Senior Vice President, First       16      None
440 Lincoln Street      Member of the                           Allmerica; President and
Worcester, MA           Investment Operations    Served Since   Director, AFIMS; Director, AAM.
                        Committee                  2003

Kristin L. Bushard (36) Vice President           1 Year Term    Directors, Investment Advisory     N/A     None
                                                                Services - Allmerica Asset
                                                 Served Since   Management, Inc. since April 2000;
                                                   2003         Manager, Stable Value Products;
                                                                and risk analyst and investment
                                                                consultant with First Allmerica,
                                                                1990 - April 2000.

George M. Boyd (58)     Secretary                1 Year Term    Counsel, First Allmerica.          N/A     None

                                                 Served Since
                                                     2003

     (1) The individuals listed hold the same positions with Allmerica Investment Trust, an open-end management investment company, providing 14 separate series which serve as the underlying investments for insurance related accounts, and Allmerica Securities Trust, a closed-end management investment company, which are a part of the Trust complex that includes the Trust.

The Trust's Fund Operations Committee is composed entirely of Trustees who are not interested persons of the Trust, AFC or its affiliates. Currently, Dr. Ott (Chairperson), Mr. Condron, Ms. Davis, Ms. Hargadon, Mr. Holmes and Ms. Warner comprise the Committee. The Committee separately reviews and makes recommendations to the Trustees on a variety of matters, including the various contractual arrangements between the Trust and its investment adviser and shareholder servicing agent, proposals to continue or modify the terms of such agreements, and certain matters where there may be a possible conflict of interest between the interests of the Trust and AFC or its affiliates.

The Trust's Audit Committee is composed entirely of Trustees who are not interested persons of the Trust, AFC or its affiliates. Currently, Mr. Holmes (Chairperson), Mr. Condron, Ms. Davis and Dr. Ott comprise the Committee. This Committee reviews and evaluates the audit function, including recommending to the Board the independent accountants to be selected for the Trust, reviewing all auditing procedures and arrangements and reviewing qualifications of key personnel performing audit work.

The Trust's Investment Operations Committee is composed of three Trustees who are not interested persons of the Trust, AFC or its affiliates; two Trustees who are interested persons and one non-Trustee participant. Currently, Mr. Kavanaugh (Chairperson), Ms. Hargadon, Mr. Harris, Mr. Reilly and Ms. Warner are the Trustees who serve on the Committee.

The non-Trustee participant is Donald F. Speakman. The Committee monitors investment adviser performance and analyzes Fund data.


The Trust's Governance Committee is composed entirely of Trustees who are not interested persons of the Trust, AFC or its affiliates. Currently Ms. Warner (Chairperson), Ms. Hargadon and Mr. Harris comprise the Committee. The Committee is charged with the duties of reviewing the composition and compensation of the Trustees, as the Trust does not have a compensation committee. The Committee also is responsible for proposing additional non-interested Trustees for election to the Board and for reviewing major personnel changes of the Trust. The Governance Committee will consider nominees recommended by Shareholders. Recommendations should be submitted in writing to the Committee in care of the Secretary of the Trust.

The Trustees who are not directors, officers, or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trust.

                      OWNERSHIP OF SHARES BY DISINTERESTED
                             TRUSTEES AS OF 12/3/01

                                                            Aggregate Dollar Range of
                                                            Equity Securities in All
                                                             Registered Investment
                                      Dollar Range of        Companies Overseen by
                                  Equity Securities in       Trustee in Family of
           Name of Trustee            the Trust             Investment Companies
           ---------------            ---------             --------------------
         P. Kevin Condron              N/A                    $1 - $10,000
         Jocelyn S. Davis              N/A                    None
         Cynthia A. Hargadon           N/A                    $10,001 - $50,000
         T. Britton Harris, IV         N/A                    None
         Gordon Holmes                 N/A                    $1 - $10,000
         Attiat F. Ott                 N/A                    $1 - $10,000
         Ranne P. Warner               N/A                    $1 - $10,000

                        OWNERSHIP OF SHARES BY INTERESTED
                           TRUSTEES AS OF (NEED DATE)

                                                                  Aggregate Dollar Range of
                                                                  Equity Securities in All
                                                                     Registered Investment
                                            Dollar Range of          Companies Overseen by
                                        Equity Securities in         Trustee in Family of
           Name of Trustee                   the Trust               Investment Companies
           ---------------                   ---------               --------------------
          John P. Kavanaugh                      N/A                    $1 - $10,000
          John F. O'Brien                        N/A                    $10,001 - $50,000
          Richard M. Reilly                      N/A                    Over $100,000

Listed below is the compensation paid to each Trustee by the Trust and by all funds in the Trust complex for the period ended December 31, 2002. The Trust currently does not provide any pension or retirement benefits for its Trustees or officers.

                 COMPENSATION TABLE FOR DISINTERESTED TRUSTEES*

                                                                             Total Compensation from
                                                                             -----------------------
                   Name of Person                Aggregate Compensation       Trust and Fund Complex
                   --------------                ----------------------       ----------------------
                    and Position                       from Trust                Paid to Trustees
                    ------------                       ----------                ----------------
          P. Kevin Condron
          Trustee, Member of the Audit
          Committee and Fund Operations
          Committee

          Jocelyn S. Davis
          Trustee, Member of the Audit
          Committee and Fund Operations
          Committee

          Cynthia A. Hargadon
          Trustee, Member of the Fund
          Operations Committee, Investment
          Operations Committee and Governance
          Committee

          T. Britton Harris, IV
          Trustee, Member of the Governance
          Committee and Investment Operations
          Committee

          Gordon Holmes
          Trustee, Chairman of the Audit
          Committee and Member of the Fund
          Operations Committee

*Information is for the current fiscal year ended December 31, 2002

          Attiat F. Ott
          Trustee, Chairman of the Fund
          Operations Committee and Member of
          the Audit Committee

          Ranne P. Warner
          Trustee, Chairman of the Governance
          Committee, Member of the Fund
          Operations Committee and
          Investment Operations Committee

                   COMPENSATION TABLE FOR INTERESTED TRUSTEES*

          John P. Kavanaugh                                 None
          None
          Trustee, Chairman of the Investment
          Operations Committee

          John F. O'Brien                                   None
          None
          Trustee and Chairman of the Board

          Richard M. Reilly                                 None
          None
          Trustee, Member of the Investment
          Operations Committee

*Information is for the current fiscal year ended December 31, 2002.

The Trust, AAM and the Distributor, Allmerica Investments, Inc. ("AII"), have adopted codes of ethics under Rule 17j-1 of the 1940 Act which permit personnel subject to such codes to invest in securities, including securities that may be purchased or held by the Fund of the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control is defined by the 1940 Act as of the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding their corresponding Portfolio without the consent or approval of other interest holders.

As of __________, 2003, the following shareholders were deemed to be a "control person" of the Trust as such term is defined in the 1940 Act.

                                                   Nature of
                       Name and Address of         Beneficial
Percent
Title of Class          Beneficial Owner           Ownership             of
Portfolio


Principal holders is defined by the 1940 Act as the percentage of ownership of each person who owns of record or is known by the Fund to own beneficially 5% or more of the Fund's outstanding securities. As of

__________, 2003 the following shareholders were deemed to be "principal holders" of the Trust as such term is defined in the 1940 Act.

                                           Nature of
                   Name and Address of     Beneficial     Percent
Title of Class     Beneficial Owner        Ownership      of Portfolio



As of ____________, 2003, Trustees and officers of the Trust owned in the aggregate less than 1% of any of the Portfolios.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

The Trust is governed by a Board of Trustees. Allmerica Asset Management, Inc. ("AAM") is the investment manager of the Fund responsible for managing the Fund's day-to-day business affairs. AAM is located at 440 Lincoln Street, Worcester, MA 01653, and is a direct wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"), a publicly-traded Delaware holding company for a group of affiliated companies.

Although AAM has been retained as the Fund's investment manager under a Management Agreement whereby AAM is compensated at an annual rate of 0.17% of the Fund's average daily net assets, AAM has contractually agreed to waive such compensation for so long the Fund is organized in a master-feeder structure whereby it invests substantially all of its assets in a master portfolio. The Trustees retain the right to withdraw the Fund's assets from any master portfolio. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should utilize AAM as investment adviser, hire a different investment adviser, invest in another master Portfolio or take other action. In the event that the Trustees choose to withdraw the Fund's assets from a master Portfolio, a shareholder vote will not be required to appoint AAM as the investment adviser.

The Portfolio has retained Investors Bank & Trust Company ("IBT") - Advisory Division (the "Adviser") as investment adviser and the Adviser has retained AAM as sub-adviser of the Portfolio. The Portfolio pays the Adviser a fee computed at an annual rate of 0.17% of average daily net assets of the Portfolio and AAM receives a fee from the Adviser computed at an annual rate:

                 Assets                        Rate

          First $500 Million ..............    0.09%
          Next  $500 Million ..............    0.07%
          Over  $1 Billion ................    0.06%

Of average daily net assets of the Portfolio. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser is a division of IBT.

AAM manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by the Portfolio's Board of Trustees and the Adviser.

AAM serves as investment manager of the Fund pursuant to an investment management agreement between the Trust and AAM (the "Management Agreement"). The Board of Trustees, including the Trustees who are not "interested persons" as defined under the 1940 Act, are required to approve the Management Agreement on an annual basis. The existing Management Agreement was last approved by the Board of Trustees at a meeting on __________________________ at which the non-interested Trustees were represented by separate counsel.

At the meeting, the Trustees met with the relevant investment advisory personnel from AAM and considered information provided by AAM relating to the education, experience and number of investment professionals and other personnel providing services under the Management Agreement. The Trustees evaluated the level of skill required to manage the Fund, and concluded that the human resources devoted by AAM to the Fund were appropriate to fulfill effectively their respective duties under the Management Agreement. The Trustees also considered the business reputation of AAM, its financial resources and its professional liability insurance coverage, and concluded that it would be able to meet any reasonably foreseeable obligations under the agreements.

The Trustees received information concerning the investment philosophies and investment processes applied by AAM in managing the Fund, as disclosed in the Prospectus. In connection with this, the Trustees considered the in-house research capabilities of AAM as well as other resources available to AAM's personnel, including research services available to AAM as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees also received information regarding the extent to which AAM obtained research services as a result of securities transactions. (For more information, see the description under "Brokerage Allocation and Other Practices" below.) The Trustees concluded that the investment process, research capabilities and philosophies of AAM were well suited to the Fund, given the Fund's respective investment objectives and policies, tax and reporting requirements, and related shareholder services. In addition, the Trustees noted that the standard of care applicable to AAM under the agreement was comparable to that found in most mutual fund investment advisory agreements.

The Trustees considered the quality of the services provided by AAM to the Fund. The Trustees also evaluated the procedures of AAM designed to fulfill their fiduciary duties to the Fund with respect to possible conflicts of interest, including the code of ethics of AAM (regulating the personal trading of its officers and employees). The Trustees also considered information relating to the investment performance of other similar accounts managed by AAM relative to funds managed similarly by other advisers. The Trustees reviewed AAM's performance over various periods, performance under different market conditions and during different phases of a market cycle, as well as other factors identified by AAM as contributing to performance. At their _____________ meeting, the Trustees concluded that the scope and quality of the services provided by AAM, as well as the investment performance of AAM, was sufficient, in light of market conditions, performance attribution, the resources dedicated by AAM and its integrity, its personnel and systems, and its financial resources, to merit approval of the Management Agreement.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the Management Agreement. The Trustees reviewed information, including information supplied by other third parties, concerning fees paid to investment advisers of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to AAM. In particular, the Trustees evaluated the profitability of AAM with respect to the Fund, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive."

The following is a list of persons who are affiliated persons of the Trust and affiliated persons of the AAM and the capacities in which the person is affiliated.

Name                    Position(s) held with the Trust             Position(s) held with AAM
----                    -------------------------------             -------------------------

Ann K. Tripp            Vice President                             Vice President

Paul T. Kane            Assistant Vice President and Treasurer     None
                        (Principal Accounting and Principal
                        Financial Officer)

John C. Donohue         Vice President                             Vice President

John P. Kavanaugh       Vice President                             President

Richard J. Litchfield   Vice President                             Vice President

John F. O'Brien         Chairman of the Board                      None

Richard M. Reilly       President                                  Director

Under its Management Agreement with the Trust, AAM is obligated to perform certain administrative and management services for the Trust; furnishes to the Trust all necessary office space, facilities, and equipment; and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager. Other than the expenses specifically assumed by AAM under the Management Agreement, all expenses incurred in the operation of the Trust are borne by the Trust, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 (the "1933 Act"); other fees payable to the SEC; independent accountant, legal and custodian fees; association membership dues; taxes; interest; insurance premiums; brokerage commissions; fees and expenses of the Trustees who are not affiliated with AAM; expenses for proxies, prospectuses and reports to shareholders; Fund recordkeeping expenses and other expenses.

The Management Agreement provides that it may be terminated as to the Fund at any time by a vote of a majority in interest of the shareholders of such Fund, by the Trustees or by the investment adviser to the Fund without payment of any penalty on not more than 60 days' written notice; provided, however, that the agreement will terminate automatically in the event of its assignment. The agreement will continue in effect as to the Fund for a period of no more than two years from the date of its execution only so long as such continuance is approved specifically at least annually by the Trustees or by vote of a majority in interest of the shareholders of the Fund. In either event, such continuance also must be approved by vote of a majority of the Trustees who are not parties to the agreement or interested persons of the Trust or, AAM, cast in person at a meeting called for the purpose of voting such approval. Under such agreements, any liability of AAM is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Under the terms of the Management Agreement, the Trust recognizes AAM's control of the names "Allmerica Prime Trust" and Allmerica Prime Fund." The Trust agrees that its right to use that name is non-exclusive and can be terminated by AAM at any time.

The Fund and AAM have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

Services Agreements

Plan of Distribution and Services

Effective ______________(date) the Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Fund to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of 0.25 percent of the Fund's average daily net assets. The Plan has been implemented at an initial annual rate of ___ percent of the Fund's average daily net assets.

Some or all of the distribution and service fee paid under the 12b-1 Plan may be spent on any activities or expenses primarily intended to result in the sale of shares and/or variable contracts, including but not limited to the following:

     (a) compensation to and expenses of employees, including overhead expenses, who engage in the sale or distribution of shares;

     (b) printing and mailing of prospectuses, statements of additional information and reports for prospective owners and purchasers of shares;

     (c) compensation to financial intermediaries and broker-dealers, including without limitation trail commissions or other commissions, to pay or reimburse them for their services or expenses in connection with the distribution of shares;

     (d) expenses relating to the development, preparation, printing and mailing of Trust advertisements, sales literature and other promotional materials describing and/or relating to the Trust;

     (e) expenses of holding seminars and sales meetings designed to promote the sale or distribution of shares;

     (f) expenses of obtaining information and providing explanations to variable contract owners regarding Trust investment objectives and policies and other information about the Trust and/or its series, including the performance of the series;

     (g) expenses of training sales personnel regarding shares of the Trust and/or its series;

     (h) expenses of compensating sales personnel regarding shares of the Trust and/or its series'

     (i) expenses of providing personal services and maintenance or retention of Fund accounts; and

     (j) financing any other activity that the Trustees determine is primarily intended to result in the sale of shares.

The 12b-1 Plan does not require any recipient of payments under the 12b-1 Plan to maintain any specific level of expenditures, nor is a recipient precluded from earning a profit on the fees received. Nothing in the 12b-1 Plan, however, limits the ability of AAM or the Trust's distributor to spend additional money in connection with the promotion of sales of shares or contracts.

Anticipated benefits to the Funds that may result from the 12b-1 Plan include economies of scale that could result in lower expense ratios, greater investment flexibility, increased liquidity and greater attractiveness to superior service providers.

Shareholder Services Plan

The Fund has adopted a Shareholder Services Plan to provide for the payment by the Shares of the Trust of "service fees" within the meaning of Rule 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc.

As used in the Plan, "Qualified Recipients" means broker-dealers or others selected by Allmerica Investments, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Trust, who have, pursuant to written agreements with the Trust or the Distributor, agreed to provide personal services to holders of Shares and/or maintenance of shareholder accounts. "Qualified Holdings" means, as to any Qualified Recipient, all shares beneficially owned by such Qualified Recipient's customers, clients or other contacts.

Subject to the direction and control of the Board of Trustees of the Trust, the Fund may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year,

0.10% of 1% of the average annual net assets of the Trust represented by the Shares. Such payments shall be made only out of the Fund assets allocable to the Shares. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that under the Plan, no Qualified Recipient may receive more than 0.10 of 1% of the average annual net asset value of Shares sold by such Recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Trust may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time.

While the Plan is in effect, the Trust's Distributor shall report at least quarterly to the Trust's Trustees in writing for their review on the following matters: (i) all Service Fees paid under the Plan, the identify of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Trust to the Distributor paid or accrued during such quarter. In addition, if any Qualified Recipient is an "affiliated person," as that term is defined in the 1940 Act, of the Trust, the Administrator, the Distributor, or the investment adviser or sub-adviser of the Trust, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Trust an accounting, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

The Plan has been approved by a vote of the Trustees, including those Trustees who, at the time of such vote, were not "interested persons" (as defined in the 1940 Act) of the Trust and had no direct or indirect financial interest in the operation of the Plan or in any agreements related to this Plan (the "Independent Trustees"), with votes cast in person at a meeting called for the purpose of voting on the Plan. It will continue in effect for a period of more than one year only so long as such continuance is specifically approved at least annually as set forth in the preceding sentence. It may be amended in like manner and may be terminated at any time by vote of the Independent Trustees.

While the Plan is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, shall be committed to the discretion of such disinterested Trustees. Nothing herein shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Principal Underwriter

Allmerica Investments, Inc. ("AII"), located at 440 Lincoln Street, Worcester, Massachusetts 01653, (508) 855-1000, serves as the Trust's distributor pursuant to a Distribution Agreement. AII is an indirect, wholly-owned subsidiary of AFC. The following is a list of persons who are affiliated with both the Trust and AII.

                               Position(s) Held                     Position(s) Held
    Name                        with the Trust                          with All
Paul T. Kane            Assistant Vice President and Treasurer    Vice President

                        (Principal Accounting Officer)
Richard M. Reilly       President                                 Chairman of the Board

Fund Recordkeeping Services Agent and Custodian

Investors Bank & Trust Company ("IBT") serves as the Trust's fund record keeping services agent and Custodian of the cash and investment securities of the Trust. IBT is located at 200 Clarendon Street, 16th Floor, Boston, MA 02116. Under the terms of a Custodian Agreement, IBT provides certain fund accounting, custodian and administration services, including, but not limited to, determining the net asset value per share of each of the Funds and maintaining the accounting records of the Trust; and holding in custody the Trust's portfolio securities and receiving and delivering them upon purchases and sales. IBT is entitled to receive an annual fee for its services based on Fund assets and certain out-of-pocket expenses. The Custodian Agreement provides for an initial term of ____ years and thereafter renews automatically for successive ____year terms unless advance notice of termination is delivered by the non-renewing party. The Custodian Agreement may be terminated prior to the expiration of the initial term or a renewal term provided certain conditions are met.

Independent Accountants

___________________________________________________________________________,
serves as the Fund's independent accountants providing audit and accounting services including (i) examination of the annual financial statements, (ii) assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission, and (iii) review of annual income tax returns.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

Purchases and sales of securities for the Portfolio usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocations of transactions, including their frequency, to various dealers are determined by AAM in its best judgment and in a manner deemed to be in the best interest of the Fund and the other investors in the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Investment decisions for the Portfolio will be made independently from those for any other account or investment company that is or may in the future become managed by AAM. If, however, the Portfolio and other accounts managed by AAM are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other accounts managed by AAM occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                       CAPITAL STOCK AND OTHER SECURITIES

The Trust has an unlimited authorized number of shares of beneficial interest which may be divided into an unlimited number of series or classes of such shares. The Trust currently has one series, the Allmerica Prime Fund. The Trust's shares are entitled to one vote per share (with proportional voting for fractional shares).

Matters subject to a vote by the shareholders include changes in the fundamental policies of the Trust as described in the Prospectus and the SAI, the election or removal of Trustees and the approval of agreements with investment advisers. A majority, for the purposes of voting by shareholders pursuant to the 1940 Act, is 67% or more of the voting securities of an investment company present at an annual or special meeting of shareholders if 50% of the outstanding voting securities of such company are present or represented by proxy or more than 50% of the outstanding voting securities of such company, whichever is less.

The Trust is not required to hold annual meetings of shareholders. The Trustees or shareholders holding at least 10% of the outstanding shares may call special meetings of shareholders.

The Trust Declaration provides that, on any matter submitted to a vote of the shareholders, all shares shall be voted by individual series, except (1) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only the shareholders of such series shall be entitled to vote thereon.

Shares are freely transferable, are entitled to dividends as declared by the Trustees and, on liquidation of the Trust, shareholders are entitled to receive their pro rata portion of the net assets of the Fund of which they hold shares, but not of any other Fund. Shareholders have no preemptive or conversion rights.

The Trust Declaration provides that all persons extending credit to, contracting with, or having any claims against the Trust or a particular Fund shall look only to the assets of the Trust or particular Fund for payment under such credit, contract or claim, and neither the shareholders, Trustees, nor any of the Trust's officers, employees or agents shall be personally liable thereof. Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. The Trust Declaration, however, disclaims shareholder liability for acts of obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Declaration provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he or she was a shareholder would be unable to meet its obligations.

Pursuant to the Trust Declaration, a Trustee is liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, but is not liable for errors of judgment, mistakes of fact or law any act or omission in accordance with the advice of counsel or other experts with respect to the meaning of the Trust Declaration, or for failing to follow such advice.

If at any time the Fund receives notice of a meeting of shareholders of the Portfolio, the Fund will seek instructions from its shareholders with regard to the voting of the Fund's interests in the Portfolio and will vote such interests in accordance with such instructions. Alternatively, the Fund may elect to vote its interests in the Portfolio in the same proportion as the vote of all other holders of interests in the Portfolio.

Information on how to purchase and redeem shares and the time at which net asset value of each share is determined is included in the Prospectus.

          PURCHASE, REDEMPTION, AND PRICING OF SECURITIES BEING OFFERED

The net asset value per share of the Fund is the total net asset value of the Fund divided by the number of shares outstanding. The total net asset value of the Fund is determined by computing the value of the total assets of the Fund and deducting total liabilities, including accrued liabilities.

All portfolio securities of the Fund will be valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00. No assurance can be given that this goal can be attained. Amortized cost is an approximation of market value determined by increasing systematically the carrying value of a security acquired at a discount or reducing systematically the carrying value of a security acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized gains or losses. While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of portfolio securities which are higher or lower than the prices at which the securities could be sold.

The use of the amortized cost method of valuation by the Fund is subject to rules of the Securities and Exchange Commission. Under the rules, the Fund is required to maintain a dollar weighted average portfolio maturity of 90 days or less (the Portfolio has a policy to maintain a dollar weighted average portfolio maturity of 60 days or less) and to limit its investments to instruments which
(1) its investment adviser, subject to the guidelines established by the Trustees, determines present minimal credit risks; (2) have high quality ratings or are deemed comparable; and (3) have remaining maturity of thirteen months (397 days) or less at the time of purchase, or are subject to a demand feature which reduces the remaining maturity to thirteen months or less.

Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company eligible for treatment under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Fund Distributions

Distributions from the Fund will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Fund.

Securities Issues or Purchased at a Discount.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Capital Loss Carryover

Distributions from capital gains are generally made after applying any available capital loss carryovers.

Shares Purchased Through Tax-Qualified Plans

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Under current law, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, (iii) 28% for amounts paid during 2006 through 2010, and 31% for amounts paid thereafter.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard.

                                  UNDERWRITERS

Under a Distribution Agreement, AII has a nonexclusive right to use its best efforts to obtain from investors unconditional orders for the continuous offering of shares authorized for issuance by the Trust. AII does not receive direct compensation for its services as distributor of the Trust.

                         CALCULATION OF PERFORMANCE DATA

The Trust may advertise performance information for the Fund and may compare performance of the Fund with other investment or relevant indices. The Funds may also advertise "yield", "total return" and other non-standardized total return data. The Money Market Fund may advertise "yield" or "effective yield," All performance figures are based on historical earnings and are not intended to indicate future performance. A

Fund's share price, yield and total return may fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

Yields and total returns quoted for the Fund include the effect of deducting the funds' expenses.

Allmerica Prime Fund - Yield and Effective Yield

The yield of the Fund refers to the net income generated by an investment in the Fund over a stated seven-day period, expressed as an annual percentage rate. Yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of 1 (one) share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. Thus the income is "annualized:" the amount of income generated by the investment during the seven-day period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation.

The effective yield is calculated similarly, but the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of this compounding effect.

Total Return

The Fund may advertise total return. The total return shows what an investment in the Fund would have earned over a specific period of time (one, five, or ten years since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested, and less all recurring fees.

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statement of total return or other performance data on the Fund will be accompanied by information on the Fund's average annual total return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund also may advertise aggregate annual total return information over different periods of time.

The Fund's average annual total return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                 P(1+T)/n/ = ERV

     Where:      P   = A hypothetical initial purchase of $1,000
                 T   = average annual total return
                 n   = number of years
               ERV   = Ending Redeemable Value of the hypothetical purchase at
                       the end of the period

Total return quoted in advertising reflects all aspects of the Fund's return, including the effect of reinvesting dividends and capital gains distributions, and any change in the Fund's net asset value per share over the period.

AVERAGE ANNUAL RETURNS are calculated by determining the change in value of a hypothetical investment in the Fund over a stated period, and calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Average annual returns covering periods of less than one year are calculated by determining the Fund's total return for the period, extrapolating that return for a full year, and stating the result as an annual return. Because this method assumes that performance will remain constant for the entire year when in fact it is unlikely that performance will remain constant, average annual returns for a partial year must be viewed as strictly theoretical information.

Investors also should be aware that the Fund's performance is not constant over time, but varies from year to year. Average annual return represents averaged figures as opposed to the actual performance of the Fund.

The Fund also may quote cumulative total returns which reflect the simple change in value of an investment over a stated period. Average annual total returns and cumulative total returns may be quoted as a percentage or as a dollar amount. They may be calculated for a single investment, for a series of investments or for a series of redemptions over any time period. Total returns may be broken down into their components of income and capital in order to show their respective contributions to total return. Performance information may be quoted numerically or in a table, graph or similar illustration.

Other Performance Information

Performance information for the Fund may be compared with: (1) the Lehman Government corporate and 90 day Treasury Bills, Bank Rate Monitor, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other registered investment companies or other investment products tracked (a) by Lipper Analytical Services; Morningstar, Inc. and iMoneyNet, Inc., all widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives and assets, or (b) by other services, companies, publications or persons who rank such investment companies on overall performance or other criteria; (3) or the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

All performance information is based on historical results and is not intended to indicate future performance. Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Fund and the market conditions during the given time period. Yield and total return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the yield and total return do fluctuate.

                              FINANCIAL STATEMENTS

                                    APPENDIX

Description of Commercial Paper Ratings

The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's"), Moody's Investors Service ("Moody's") and Fitch's IBCA Investors Service ("Fitch"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

A - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commerical paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rate A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.

Description of Long-Term Debt Ratings

The following is a description of Moody's debt instrument (corporate and municipal debt) ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of Standard & Poor's debt instrument (corporate and municipal debt) ratings:

Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligations; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short Term Municipal Loans

S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG/VMIG-1 group.

PART C. OTHER INFORMATION

Item 23.                       Exhibits

Exhibit 1 Agreement and Declaration of Trust, dated September 26, 2002, is filed herein.

Exhibit 2       Bylaws dated September 26, 2002 are filed herein.

Exhibit 3 Instruments defining shareholder rights are incorporated by reference to Exhibits 1 and 2 to the Registration Statement.

Exhibit 4 Form of Management Agreement between Registrant and Allmerica Asset Management, Inc. (the "Adviser") dated ______________ is filed herein.

Exhibit 5 Form of Distribution Agreement with Allmerica Investments, Inc. dated ___________________ is filed herein.

Exhibit 6       None

Exhibit 7 Form of Custodian Agreement with Investors Bank & Trust Company, dated ________________________ is filed herein.

Exhibit 8 Form of Administration Services Agreement between Adviser, Registrant and Investors Bank & Trust Company, dated ____________________ is filed herein.

Exhibit 8(a) Form of Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company dated ______________________ is filed herein.

Exhibit 9       Opinion and consent of counsel are to be filed by amendment.

Exhibit 10      Consent of Independent Accountants is to be filed by amendment.

Exhibit 11      None

Exhibit 12      Subscription Agreement is to be filed by amendment.

Exhibit 13 Plan of Distribution and Service under Rule 12b-1 dated __________________ is filed herein.

Exhibit 14      None

Exhibit 16      Code of Ethics of Allmerica Prime Trust dated
                _____________________ is filed herein.

Exhibit 16(a) Code of Ethics of Allmerica Asset Management, Inc. is filed herein.

Exhibit 17 Powers of Attorneys are incorporated by reference to Merrimac Series Form N-1A Registration Statement No. 811-08741, filed April 8, 1998.

Exhibit 18      Shareholder Service Plan dated ____________ is filed herein.

Item 24.        Persons Controlled by or Under Common Control with Registrant

The following is a list of all persons directly or indirectly controlled by or under common control with the Registrant as of _____________, 2002.

--------------------------------------------------------------------------------------------------
Name, address and (if    Percentage of voting       Relationship to     Subsidiaries - status of
applicable) state of     securities owned or        Registrant, other   financial statements
organization             other basis of control     companies named
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------


Item 25.   Indemnification

Under Article VIII of Registrant's Agreement and Declaration Trust, Section 1 entitled "Indemnification," provides: The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, hereinafter referred to as a ("Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust, or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments, or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either
(a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust, or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this
Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Item 26.   Business and Other Connections of Investment Manager

The following Schedule D of Form ADV is incorporated by reference: Allmerica Asset Management, Inc., File No. 801-44189;

Item 27.   Principal Underwriters

(a) Allmerica Investments, Inc., the Distributor, acts as principal underwriter for the following investment company: Allmerica Investment Trust.

(b) The following information is provided with respect to the directors and officers of Allmerica Investments, Inc., the Distributor:

    Name and Principal Business      Positions and Offices with           Positions and Offices with
             Address                        Distributor                          Registrant
             -------                        -----------                          ----------
J. Kendall Huber                            Director                                N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Mark A. Hug                                 Director                                N/A
Allmerica Financial                         Vice President
440 Lincoln Street
Worcester, MA 01653
-------------------

William F. Monroe, Jr.                      Director                                N/A
Allmerica Financial                         Chief Executive Officer
440 Lincoln Street                          President
Worcester, MA 01653
-------------------

Stephen Parker                              Director                                N/A
Allmerica Financial                         Vice President
440 Lincoln Street
Worcester, MA 01653
-------------------

Richard M. Reilly                           Director                                Trustee, President
Allmerica Financial                         Chairman of the Board
440 Lincoln Street
Worcester, MA 01653
-------------------

Emil J. Aberizk Jr.                         Vice President                          N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

    Name and Principal Business        Positions and Offices with                          Positions and Offices with
              Address                             Distributor                                        Registrant
              -------                             -----------                                        ----------
James B. Adelman                                  Assistant Secretary and Group Counsel                 N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653

Michael J. Brodeur                                Chief Financial Officer                               N/A
Allmerica Financial                               Vice President
440 Lincoln Street                                Vice President Operations
Worcester, MA 01653

Celeste C. Cardin                                 Vice President                                        N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA  01653

Mark R. Colborn                                   Vice President                                        N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653

Charles F. Cronin                                 Secretary/Clerk                                       N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653

Claudia J. Eckels                                 Vice President                                        N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653

Franklin D. Figueiredo                            Assistant Vice President                              N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA  01653

Philip A. Gazzo                                   Vice President                                        N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA  01653

Paul T. Kane                                      Assistant Vice President                              Assistant Vice President and
Allmerica Financial                                                                                     Treasurer
440 Lincoln Street                                                                                      (Principal Accounting and
Worcester, MA 01653                                                                                     Principal Financial Officer)

Joseph W. MacDougall Jr.                          Assistant Secretary                                   Assistant Secretary
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653

Robert Mastrorilli                                Assistant Vice President                              N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653

Jennifer R. Mazza                                 Assistant Vice President                              N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653

Mark C. McGivney                                  Treasurer                                             N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653

Patricia A. Norton-Gatto                          Assistant Treasurer                                   N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653

Name and Principal Business      Positions and Offices with               Positions and Offices with
       Address                          Distributor                                Registrant
       -------                          -----------                                ----------

  K. David Nunley                       Vice President                                N/A
  Allmerica Financial
  440 Lincoln Street
  Worcester, MA 01653
  -------------------

  Darren V. Parent                      Assistant Vice President                      N/A
  Allmerica Financial
  440 Lincoln Street
  Worcester, MA  01653
  --------------------

  Edward J. Parry III                   Assistant Treasurer                           N/A
  Allmerica Financial
  440 Lincoln Street
  Worcester, MA  01653
  --------------------

  James S. Shorris                      Vice President                                N/A
  Allmerica Financial                   Chief Compliance Officer
  440 Lincoln Street                    Counsel
  Worcester, MA  01653
  --------------------

  Martin A. Snow                        Assistant Treasurer                           N/A
  Allmerica Financial
  440 Lincoln Street
  Worcester, MA 01653
  -------------------

  Paula J. Testa                        Assistant Vice President                      N/A
  Allmerica Financial
  440 Lincoln Street
  Worcester, MA 01653
  -------------------

  Christopher Wilkins                   Assistant Vice President                      N/A
  Allmerica Financial
  440 Lincoln  Street
  Worcester, MA 01653
  -------------------

(c)  Not Applicable.

Item 28.           Location of Accounts and Records

Each account, book, or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 thereunder are maintained by Registrant at 440 Lincoln Street, Worcester, Massachusetts 01653 or on behalf of the Registrant by Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116.

Item 29.           Management Services

                   Not applicable

Item 30.           Undertakings

                   Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Allmerica Prime Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Worcester and Commonwealth of Massachusetts on the 30th day of September, 2002.

                                           ALLMERICA PRIME TRUST

                                           By: /s/ Richard M. Reilly
                                               ---------------------------
                                               Richard M. Reilly, President
                                               Allmerica Prime Trust

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                   Title                                       Date
---------                   -----                                       ----

/s/ Richard M. Reilly       President, Chief Executive Officer          9/30/02
-----------------------     and Trustee of Allmerica Prime Trust
Richard M. Reilly

/s/ John P. Kavanaugh       Trustee of Allmerica Prime Trust            9/30/02
-----------------------
John P. Kavanaugh

/s/ Paul T. Kane            Treasurer (Principal Accounting Officer,    9/30/02
-----------------------     Principal Financial Officer) of
Paul T. Kane                Allmerica Prime Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Merrimac Master Portfolio (the "Portfolio Trust") has duly caused this Registration Statement of Allmerica Prime Trust to be signed on behalf the Portfolio Trust by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 30th day of September, 2002.

                                               MERRIMAC MASTER PORTFOLIO

                                               By: /s/ Paul J. Jasinski
                                                   -----------------------------
                                                   Paul J. Jasinski
                                                   President, Treasurer and
                                                   Chief Financial Officer

Pursuant to the requirements of the Securities Act, this Registration Statement of Allmerica Prime Trust has been signed by the following persons in their capacities with the Portfolio Trust and on the 30th day of September, 2002.

Signature
-----------

/s/ Paul J. Jasinski
------------------------------
Paul J. Jasinski
President, Treasurer and
Chief Financial Officer of
the Portfolio Trust

/s/ Kevin J. Sheehan
------------------------------
Kevin J. Sheehan*
Trustee of the Portfolio Trust

/s/ Thomas E. Sinton
------------------------------
Thomas E. Sinton*
Trustee of the Portfolio Trust

/s/ Francis J. Gaul, Jr.
------------------------------
Francis J. Gaul, Jr.*
Trustee of the Portfolio Trust

/s/ Edward F. Hines, Jr.
------------------------------
Edward F. Hines, Jr.*
Trustee of the Portfolio Trust


*By: /s/ Susan C. Mosher
     -------------------------
     Susan C. Mosher
     As attorney-in-fact

                                  EXHIBIT INDEX

Number                   Description

Exhibit 1       Agreement and Declaration of Trust dated September 26, 2002.

Exhibit 2       Bylaws dated September 26, 2002.

Exhibit 4 Form of Management Agreement between Registrant and Allmerica Asset Management, Inc. (the "Adviser") dated __________________.

Exhibit 5 Form of Distribution Agreement with Allmerica Investments, Inc. dated ___________________.

Exhibit 7 Form of Custodian Agreement with Investors Bank & Trust Company dated ___________________.

Exhibit 8 Form of Administration Services Agreement between Adviser, Registrant and Investors Bank & Trust Company dated ___________.

Exhibit 8(a) Form of Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company dated ___________.

Exhibit 13      Plan of Distribution and Service under Rule 12b-1 dated _______.

Exhibit 16      Code of Ethics of Allmerica Prime Trust.

Exhibit 16(a)   Code of Ethics of Allmerica Asset Management, Inc.

Exhibit 18      Shareholder Service Plan